Bank Borrowings (Details) - Schedule of bank borrowings - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of bank borrowings [Abstract]
Beginning balance	$ 26,458	$ 9,412	$ 12,184	$ 11,922
Proceeds from bank borrowings		5,757	26,603	15,230	$ 17,308	$ 17,735
Repayments of principal	(3,400)	(5,696)	(15,665)	(17,590)	(17,815)	(71,674)
Exchange difference	(207)	321	(271)	232	$ 769	$ (406)
Ending balance	$ 22,851	$ 9,794	$ 22,851	$ 9,794